SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
_____________________________________________________________________________
                 AMERICAN GENERAL LIFE INSURANCE COMPANY
                     VARIABLE ANNUITY ACCOUNT SEVEN
      Polaris Platinum O-Series Variable Annuity dated May 1, 2013
_____________________________________________________________________________

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       FS VARIABLE SEPARATE ACCOUNT
      Polaris Platinum O-Series Variable Annuity dated May 1, 2013
_____________________________________________________________________________

All references in the prospectus to the "SunAmerica Income Builder" Optional Living Benefit are replaced by "Polaris Income Builder" Optional Living Benefit.

The following replaces the chart under "What determines the amount I can receive each year?" in the POLARIS INCOME BUILDER Optional Living Benefit section of the prospectus for contracts issued on or after March 10, 2014:


Number of Covered Persons
and Age of Covered Person          Maximum Annual           Protected Income
  at First Withdrawal*          Withdrawal Percentage      Payment Percentage
-------------------------       ---------------------      ------------------
   One Covered Person                   4.0%                     4.0%
  (Age 64 and Younger)

   One Covered Person                   5.2%                     5.2%
   (Age 65 and Older)

  Two Covered Persons                   3.5%                     3.5%
  (Age 64 and Younger)

  Two Covered Persons                   4.7%                     4.7%
  (Age 65 and Older)



* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of first withdrawal is based on the age of the younger of Two Covered Persons.

The following replaces the chart which requires that you allocate your assets in accordance with one of the options below under "Are there investment requirements if I elect a Living Benefit?" in the POLARIS INCOME BUILDER Optional Living Benefit section of the prospectus for contracts issued on or after March 10, 2014:

--------------------------------  ---------------------------------------------
1    10% Secure Value Account      90% SunAmerica Dynamic Allocation Portfolio
--------------------------------  ---------------------------------------------
2    10% Secure Value Account      Up to 90% in one or more of the following
                                   individual Variable Portfolios:
                                      Cash Management
                                      Corporate Bond
                                      Global Bond
                                      Government and Quality Bond
                                      Real Return
                                      SunAmerica Dynamic Allocation Portfolio
                                      Total Return Bond
--------------------------------  ---------------------------------------------




Dated:  March 10, 2014

           Please keep this Supplement with your Prospectus